Summary of Purchase Price Allocation for Real Estate Related Assets Acquired (Detail) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2022		Dec. 31, 2021		Nov. 10, 2020	Jun. 28, 2019
Business Acquisition [Line Items]
Buildings		$ 298,341,568		$ 371,507,610			$ 5,389,000
Construction in progress				1,467,090
Investments in real estate joint ventures				17,495,254
Intangibles		10,453,998		21,461,692
'Total assets acquired		308,795,566	[1]	411,931,646	[1]		$ 60,267,071
2022 Revenue		6,971,083	[2]	26,276,705	[3]
2022 Property Operating Income		$ 4,654,817	[2],[4]	$ 18,063,614	[3],[5]
SST IV Merger
Business Acquisition [Line Items]
Acquisition Date				Mar. 17, 2021
Buildings				$ 324,344,636
Construction in progress				1,467,090
Investments in real estate joint ventures				17,495,254
Intangibles				20,052,449
'Total assets acquired	[1]			363,359,429
2022 Revenue	[3]			24,956,689
2022 Property Operating Income	[3],[5]			$ 17,312,323
Iroquois Shore Road- Oakville III
Business Acquisition [Line Items]
Acquisition Date				Apr. 16, 2021
Buildings				$ 20,061,045
Intangibles				332,840
'Total assets acquired	[1]			20,393,885
2022 Revenue	[3]			568,351
2022 Property Operating Income	[3],[5]			$ 269,764
Van Buren Blvd - Riverside III
Business Acquisition [Line Items]
Acquisition Date				May 27, 2021
Buildings				$ 10,216,645
Intangibles				450,145
'Total assets acquired	[1]			10,666,790
2022 Revenue	[3]			509,698
2022 Property Operating Income	[3],[5]			$ 330,084
Alameda Parkway- Lakewood
Business Acquisition [Line Items]
Acquisition Date				Oct. 19, 2021
Buildings				$ 16,885,284
Intangibles				626,258
'Total assets acquired	[1]			17,511,542
2022 Revenue	[3]			241,967
2022 Property Operating Income	[3],[5]			$ 151,443
Algonquin Il [Member]
Business Acquisition [Line Items]
Acquisition Date		Feb. 08, 2022
Buildings		$ 18,156,701
Intangibles		849,414
'Total assets acquired	[1]	19,006,115
2022 Revenue	[2]	887,569
2022 Property Operating Income	[2],[4]	$ 534,225
Sacramento Property [Member]
Business Acquisition [Line Items]
Acquisition Date		May 10, 2022
Buildings		$ 24,625,559
Intangibles		754,564
'Total assets acquired	[1]	25,380,123
2022 Revenue	[2]	549,346
2022 Property Operating Income	[2],[4]	$ 308,389
St. Johns Property [Member]
Business Acquisition [Line Items]
Acquisition Date		May 17, 2022
Buildings		$ 15,531,636
Intangibles		773,279
'Total assets acquired	[1]	16,304,915
2022 Revenue	[2]	398,006
2022 Property Operating Income	[2],[4]	$ 281,476
S S G T I I Merger Agreement Member
Business Acquisition [Line Items]
Acquisition Date	[6]	Jun. 01, 2022
Buildings		$ 228,359,718	[6]			$ 201,026,974
Construction in progress						252,925
Investments in real estate joint ventures						7,394,539
Intangibles	[6],[7]	7,732,962
'Total assets acquired		236,092,680	[1],[6]			$ 263,301,826
2022 Revenue	[2],[6]	4,928,141
2022 Property Operating Income	[2],[4],[6]	$ 3,431,971
Aurora Property [Member]
Business Acquisition [Line Items]
Acquisition Date		Jun. 28, 2022
Buildings		$ 11,667,954
Intangibles		343,779
'Total assets acquired	[1]	12,011,733
2022 Revenue	[2]	208,021
2022 Property Operating Income	[2],[4]	$ 98,756

[1]	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
[2]	The operating results of the self storage properties acquired have been included in our consolidated statements of operations since their respective acquisition dates.
[3]	The operating results of the self storage properties acquired during the year ended December 31, 2021 were included in our consolidated statements of operations since their respective acquisition date. Such amounts do not include activity from our investments in real estate joint ventures, which are included in Other in our consolidated statements of Operations. For additional information see Note 4 - Investments in Unconsolidated Real Estate Ventures.
[4]	Net operating income excludes corporate general and administrative expenses, interest expenses, depreciation, amortization and acquisition related expenses.
[5]	Net operating income excludes corporate general and administrative expenses, interest expenses, depreciation, amortization and acquisition expenses.
[6]	This acquisition consisted of ten properties, three in Florida, one in Wisconsin, two in Washington, one in Texas, one in California, one in Arizona, and one in Nevada. Other assets and liabilities were also acquired in this acquisition, which are not described immediately above; refer to the disclosure within this footnote to the financial statements further above for additional information.
[7]	This represents the value of the in place lease intangible assets acquired in the SSGT II Merger, and excludes the approximately $8.0 million of value assigned to a purchase and sale agreement contract intangible asset acquired in the SSGT II Merger related to a property in San Gabriel, California.